RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 – RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2019 and 2018.

A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2019	2018
	(In thousands)

Balance at beginning of year	$14,205	$2,621
New loans and advances	713	13,572
Repayments	(1,841)	(1,988)
Balance at end of year	$13,077	$14,205

Deposits held by us for directors and executive officers totaled $2.0 million and $1.5 million at December 31, 2019 and 2018, respectively.